other long-term assets (Tables)	12 Months Ended
Dec. 31, 2019
other long-term assets
Schedule of other long-term assets

As at December 31 (millions)	Note	2019	2018
Pension assets	15(b)	$155	$503
Unbilled customer finance receivables	4(b)	225	47
Derivative assets	4(h)	76	54
Costs incurred to obtain or fulfill a contract with a customer		109	110
Real estate joint venture advances	21(b)	104	69
Investment in real estate joint ventures	21(b)	3	5
Portfolio investments [1]		110	70
Prepaid maintenance		55	55
Other		82	73
		$919	$986
(1)	Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

	2019			2018
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
Years ended December 31 (millions)	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$356	$15	$371	$329	$11	$340
Additions	288	4	292	313	8	321
Amortization	(300)	(5)	(305)	(286)	(4)	(290)
Balance, end of period	$344	$14	$358	$356	$15	$371
Current [1]	$243	$6	$249	$256	$5	$261
Non-current	101	8	109	100	10	110
	$344	$14	$358	$356	$15	$371
(1)	Presented on the Consolidated statements of financial position in prepaid expenses.